Common Shares (Tables)	12 Months Ended
Dec. 31, 2024
Common Shares [Abstract]
Common Shares [text block table]	Number of shares Issued andfully paid Treasury shares Outstanding Common shares, January 1, 2023 2,066,773,131 (28,931,618) 2,037,841,513 Shares issued under share-based compensation plans 0 0 0 Capital increase 0 0 0 Common shares cancelled (26,530,172) 26,530,172 0 Shares purchased for treasury 0 (81,868,366) (81,868,366) Shares sold or distributed from treasury 0 36,074,703 36,074,703 Common shares, December 31, 2023 2,040,242,959 (48,195,109) 1,992,047,850 Shares issued under share-based compensation plans 0 0 0 Capital increase 0 0 0 Common shares cancelled (45,541,366) 45,541,366 0 Shares purchased for treasury 0 (86,796,707) (86,796,707) Shares sold or distributed from treasury 0 39,874,612 39,874,612 Common shares, December 31, 2024 1,994,701,593 (49,575,838) 1,945,125,755
Dividends [text block table]	2024(proposed) 2023 2022 Cash dividends declared (in € ) 1,312,959,884 882,615,288 609,934,751 Cash dividends declared per common share (in €) 0.68 0.45 0.30